SUBSEQUENT EVENTS (Details)	1 Months Ended		12 Months Ended							0 Months Ended			1 Months Ended			0 Months Ended
	Feb. 28, 2015 USD ($)	May 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Scenario, Previously Reported [Member] USD ($)	Dec. 31, 2014 Employee Stock Option [Member] USD ($)	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Jan. 28, 2014 Independent Directors [Member] Employee Stock Option [Member]	Jan. 28, 2014 Relevant Employees and Executive Officers [Member] Employee Stock Option [Member]	Jan. 12, 2015 Subsequent Event [Member] USD ($)	Feb. 28, 2015 Subsequent Event [Member] USD ($)	Jan. 31, 2015 Subsequent Event [Member] Pingan Bank [Member] USD ($)	Jan. 31, 2015 Subsequent Event [Member] Pingan Bank [Member] CNY	Jan. 12, 2015 Subsequent Event [Member] Employee Stock Option [Member]	Jan. 12, 2015 Subsequent Event [Member] Independent Directors [Member] Employee Stock Option [Member]
Subsequent Event [Line Items]
Options granted							6,274,166	140,000	1,190,000	566,666	5,707,500	6,274,166				6,534,375	600,000
Exercise price of options granted						$ 1.49	$ 1.49					$ 0.87
America depositary shares (ADSs) issued, shares		2,000,000											1,540,000
Follow-on equity offering, net of issuance costs, shares		50,000,000											38,500,000
Issuance cost for ordinary shares		$ (3,400,000)	$ (3,375,553)										$ (2,100,000)
Follow-on equity offering, net of issuance costs	28,000,000	54,600,000	54,624,447										28,000,000
Maximum borrowing amount of credit facility														32,200,000	200,000,000
Amount guaranteed by the Company														$ 6,500,000	40,000,000